UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from

16 February-08 to 15-August-08

Commission File Number of Issuing entity:	333-135656-03, 001-33605

STRATS(SM) TRUST FOR AMBAC FINANCIAL GROUP, INC. SECURITIES,

                 SERIES 2007-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:     333-135656, 001-31818

      Synthetic Fixed-Income Securities, Inc.

(Exact name of depositor as specified in its charter)

     Synthetic Fixed-Income Securities, Inc.

(Exact name of sponsor as specified in its charter)

                            Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2316339

_____________________________________

(I.R.S. Employer Identification No.)

301 S. College Street, DC-8 Charlotte, NC (Address of principal executive offices of issuing entity)	28288 _ (Zip Code)

               (704) 715-8400

(Telephone number, including area code)

                            No Change

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
STRATS(SM) Callable Class A Certificates, Series 2007-1			☒

Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?               YES       ☒      NO _________

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 are included in the Prospectus Supplement, dated July 13, 2007, relating to the Callable Class A Certificates, Series 2007-1 (the "Certificates") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2)and the related Prospectus, dated June 28, 2007 (collectively, the "Prospectus"), of STRATS(SM) Trust for AMBAC Financial Group, Inc. Securities, Series 2007-1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The Class A Certificates were offered under the Prospectus.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

AMBAC Financial Group, Inc., the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the "Exchange Act"). For information on AMBAC Financial Group, Inc. please see its periodic and current reports filed with the Securities and Exchange Commission (the "Commission") under its Exchange Act file number, 001-10777. The Commission maintains a site on the World Wide Web at "http://www.sec.gov" at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or "EDGAR." Periodic and current reports and other information required to be filed pursuant to the Exchange Act by AMBAC Financial Group, Inc. may be accessed on this site. You can request copies of these documents, upon payment of a duplicating fee, by writing to the SEC. The public may read and copy any materials filed with the Commission at the Commission's Public Reference Room at 100 F Street, NE, Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. Please call the SEC at (800) SEC-0330 for further information on the operation of the SEC's public reference rooms. In addition, such reports and other information can be inspected at the offices of the New York Stock Exchange at 20 Broad Street, New York, New York 10005. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 August 2008 Semi-Annual Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 August 2008 Semi-Annual Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

STRATS(SM) TRUST FOR AMBAC

 FINANCIAL GROUP, INC. SECURITIES,

SERIES 2007-1

(Issuing Entity)

Synthetic Fixed-Income Securities, Inc.

(Registrant)

Date:	August 27, 2008
By: /s/ Brianna White
Name: Brianna White
Title: Vice President

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Distribution Statement

To the Holders of:
STRATS(SM) TRUST FOR AMBAC FINANCIAL GROUP, INC. SECURITIES, SERIES 2007-1
Structured Repackaged Asset-Backed Trust Securities
*CUSIP:	784786204 - 6.70% Class A Certificates

U.S. Bank Trust National Association, as Trustee for the STRATS(SM) Trust For AMBAC Financial Group, Inc. Securities, Series 2007-1, hereby gives notice with respect to the Scheduled Distribution Date of August 15, 2008 (the "Distribution Date") as follows:

Record Date: August 15, 2008
Collection Period: February 16, 2008 through August 15, 2008, 180 Days
Distribution Date: August 15, 2008
Underlying Security: AMBAC Financial Group 6.15% corporate bonds due 2/15/2037
CUSIP of Underlying Security*: 023139AF5

Certificate Account Holdings as of beginning of Collection Period
Cash Balance:	$0.00
Number of Underlying Securities Held:	37,500,000
Principal Amount of Underlying Securities:	$37,500,000.00

Cash Flows received during Collection Period
Scheduled Income received on Underlying Securities on Distribution Date:	$1,153,125.00
Principal Received on Underlying Securities:	$0.00

LESS:
Class A Allocation paid to Certificateholders:	$1,148,624.55
Per $25 Class A Certificate: $0.8375000
Fees Paid to Trustee	$2,000.00
Listing Fee Paid	$2,500.00

Certificate Account Holdings at close of business on Distribution Date
Cash Balance:	$0.00
Number of Underlying Securities Held:	37,500,000
Principal Amount of Underlying Securities:	$37,500,000.00

Issued by Trust and outstanding as of beginning of Collection Period
1,371,492 Class A Certificates representing Stated Amount:	$34,287,300.00
Number of Call Warrants:	75

Issued by Trust and outstanding at close of business on Distribution Date
1,371,492 Class A Certificates representing Stated Amount:	$34,287,300.00
Number of Call Warrants:	75

U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness. It is included solely for the convenience of the Holders.